Earnings Per Share - Schedule of in Profit for the Years (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of in Profit for the Years [Abstract]
Net profit attributable to equity holders of the parent (basic)	$ 54,786	$ 125,998	$ 99,072
Weighted average of the number of ordinary shares attributable to earnings per share (basic)	1,297,864,359	1,297,864,359	1,297,864,359
Weighted average of the number of ordinary shares attributable to earnings per share (Diluted)	1,297,864,359	1,297,864,359	1,297,864,359
Basic earnings per share to equity holders of the parent (in Colombian pesos)	$ 42.21	$ 97.08	$ 76.33
Diluted earnings per share to equity holders of the parent (in Colombian pesos)	$ 42.21	$ 97.08	$ 76.33